Summary Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Summary Prospectus for Class B, C, R, Y, Invesco Cash Reserve shares and Investor Class of the Fund listed below:
Invesco Money Market Fund
Effective November 30, 2010, Class B shares may not be purchased or acquired by exchange from share classes other than Class B shares. Any investment received by a Fund on or after this date that is intended for Class B shares will be rejected.
Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

Summary Prospectus Supplement dated September 20, 2010
The purpose of this supplement is to provide you with changes to the current Summary Prospectus for Class A5, B5 and C5 shares of the Fund listed below:
Invesco Money Market Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.